Other Disclosures - Remuneration of Board of Directors and Executive Management - Remuneration to Individual Members of Board of Directors (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 DKK (kr)
Other Disclosures [Line Items]
Ad hoc board fees		kr 400	€ 55,000
Board of Directors
Other Disclosures [Line Items]
Total remuneration to the Board of Directors	kr 3,834	4,315		kr 3,033
Board of Directors | Georges Gemayel (Chairman of the Board)
Other Disclosures [Line Items]
Board and committee fees	659	565		470
Ad hoc board fees	1,312	186
Travel allowance	30	27		64
Share-based compensation	164	161		28
Total remuneration to the Board of Directors	2,165	939		562
Board of Directors | Bo Jesper Hansen (Deputy Chairman of the Board)
Other Disclosures [Line Items]
Board and committee fees	447	421		395
Ad hoc board fees		112
Travel allowance	97	34		46
Share-based compensation	68	102		21
Total remuneration to the Board of Directors	612	669		462
Board of Directors | Martin Bonde
Other Disclosures [Line Items]
Board and committee fees	318	276		259
Share-based compensation	48	73		16
Total remuneration to the Board of Directors	366	349		275
Board of Directors | Martijn Kleijwegt
Other Disclosures [Line Items]
Board and committee fees	161	304		285
Travel allowance		35		46
Share-based compensation	25	73		16
Total remuneration to the Board of Directors	186	412		347
Board of Directors | Rémi Droller
Other Disclosures [Line Items]
Board and committee fees	(828)	288		270
Travel allowance	(90)	25		46
Share-based compensation		73		16
Total remuneration to the Board of Directors		386		332
Share-based compensation, reversed	(89)
Total remuneration to the Board of Directors, reversed	(1,007)
Board of Directors | Sten Verland
Other Disclosures [Line Items]
Board and committee fees	81	327		309
Travel allowance		1
Share-based compensation	25	73		16
Total remuneration to the Board of Directors	106	401		325
Board of Directors | Anders Hedegaard
Other Disclosures [Line Items]
Board and committee fees	153	288		270
Travel allowance		13		46
Share-based compensation	25	73		16
Total remuneration to the Board of Directors	178	374		332
Board of Directors | Catherine Moukheibir
Other Disclosures [Line Items]
Board and committee fees	353	355		336
Ad hoc board fees		112
Travel allowance		23		46
Share-based compensation	25	73		16
Total remuneration to the Board of Directors	378	563		kr 398
Board of Directors | Carrolee Barlow
Other Disclosures [Line Items]
Board and committee fees	320	77
Share-based compensation	80	145
Total remuneration to the Board of Directors	400	kr 222
Board of Directors | Stephanie Okey
Other Disclosures [Line Items]
Board and committee fees	247
Ad hoc board fees	107
Share-based compensation	72
Total remuneration to the Board of Directors	426
Board of Directors | Andrew Mercieca
Other Disclosures [Line Items]
Board and committee fees	24
Total remuneration to the Board of Directors	kr 24